Restructuring expenses (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2022	2021	2020
Restructuring expenses by segment (CHF million)
Wealth Management	109	19	41
Investment Bank	327	71	48
Swiss Bank	21	11	42
Asset Management	16	3	18
Corporate Center	60	(1)	8
Total restructuring expenses	533	103	157
Restructuring expenses by type
in	2022		2021	2020
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	362		45	107
of which severance expenses	159		25	69
of which accelerated deferred compensation	194		20	38
General and administrative-related expenses	171		58	50
of which pension expenses	37		(11)	38
Total restructuring expenses	533	[1]	103	157
1 CHF 357 million related to the strategic actions announced on October 27, 2022.

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2022			2021				2020
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total		Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	19	0	19	50	2	52		–	–	–
Net additional charges [1]	159	96	255	25	37	62		69	6	75
Reclassifications	–	–	–	(22)	(3)	(25)	[2]	–	–	–
Utilization	(56)	(96)	(152)	(34)	(36)	(70)		(19)	(4)	(23)
Balance at end of period	122	0	122	19	0	19		50	2	52
1
The following items for which expense accretion was accelerated in 2022, 2021 and 2020 due to the restructuring of the Group were not included in the restructuring liabilities: unsettled share-based compensation of CHF 95 million, CHF 13 million and CHF 27 million, respectively, which remained classified as a component of total shareholders' equity; other personnel-related charges of CHF 108 million, CHF 7 million and CHF 11 million, respectively, which remained classified as compensation liabilities; unsettled pension obligations of CHF 37 million, CHF (11) million and CHF 38 million, respectively, which remained classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 38 million, CHF 32 million and CHF 6 million, respectively, which remained classified as premises and equipment. The settlement date for the unsettled share-based compensation remained unchanged at three years.

2 Reclassified within other liabilities.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment

in	2022	2021	2020
Restructuring expenses by segment (CHF million)
Wealth Management	109	19	41
Investment Bank	327	71	48
Swiss Bank	21	11	42
Asset Management	16	3	18
Corporate Center	60	(1)	8
Adjustments [1]	(66)	10	(35)
Total restructuring expenses	467	113	122
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	2022	2021	2020
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	350	45	102
of which severance expenses	150	26	66
of which accelerated deferred compensation	191	19	36
General and administrative-related expenses	117	68	20
of which pension expenses	8	4	8
Total restructuring expenses	467	113	122

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2022			2021				2020
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total		Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	19	0	19	47	2	49		–	–	–
Net additional charges [1]	150	73	223	26	32	58		66	6	72
Reclassifications	–	–	–	(22)	(3)	(25)	[2]	–	–	–
Utilization	(55)	(73)	(128)	(32)	(31)	(63)		(19)	(4)	(23)
Balance at end of period	114	0	114	19	0	19		47	2	49
1
The following items for which expense accretion was accelerated in 2022, 2021 and 2020 due to the restructuring of the Bank were not included in the restructuring liabilities: unsettled share-based compensation of CHF 94 million, CHF 13 million and CHF 25 million, respectively, which remained classified as a component of total shareholders' equity; other personnel-related charges of CHF 106 million, CHF 7 million and CHF 11 million, respectively, which remained classified as compensation liabilities; unsettled pension obligations of CHF 8 million, CHF 4 million and CHF 8 million, respectively, which remained classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 36 million, CHF 31 million and CHF 6 million, respectively, which remained classified as premises and equipment. The settlement date for the unsettled share-based compensation remained unchanged at three years.

2 Reclassified within other liabilities.